Note 4 - Land, Buildings, and Equipment	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4. LAND, BUILDINGS, AND EQUIPMENT
Land, buildings, and equipment, at cost, consisted of
t
he following:

	June 28, 2015	June 29, 2014
Buildings	$18,741,152	$18,504,838
Leasehold and building improvements	8,102,338	8,069,448
Bowling lanes and equipment	22,404,206	22,230,327
Land	10,526,607	10,526,607
Amusement games	739,007	750,079
Bowling lanes and equipment not yet in use	141,938	164,123
	60,655,248	60,245,422
Less accumulated depreciation and amortization	40,237,794	39,358,295
	$20,417,454	$20,887,127

Depreciation and amortization expense for buildings and equipment for fiscal years 2015 and 2014 was $1,254,541, and $1,323,276, respectively. The Company includes construction in progress costs in the bowling lanes and equipment not yet in use category until completion of the project. Bowling lanes and equipment not yet in use are not depreciated.